Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade and other receivables
17. Trade and other receivables
The following are included in trade and other receivables[1]:

	2023	2022
Amounts to be realised within one year	£m	£m
Trade receivables (net of loss allowance)	7,055.0	7,403.9
Unbilled costs[2]	273.6	352.4
VAT and sales taxes recoverable	370.7	448.1
Prepayments	239.0	236.6
Fair value of derivatives	1.6	5.1
Other debtors[3]	520.7	585.3
	8,460.6	9,031.4
[1] Accrued income was previously presented in Trade and other receivables
[2] Previously named 'Work in progress'
[3]This balance includes campus related enhancement prepayments and other individually not material items
The ageing of trade receivables and other financial assets by due date is as follows:

	Carrying amount at 31 December 2023	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2023	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	7,098.9	6,173.0	612.7	183.0	52.7	30.6	46.9
Expected credit losses	(43.9)	(1.4)	(1.1)	(0.9)	(2.6)	(10.3)	(27.6)
	7,055.0	6,171.6	611.6	182.1	50.1	20.3	19.3
Expected credit loss rate	0.6%	—%	0.2%	0.5%	4.9%	33.7%	58.8%
Gross accrued income	3,165.6	2,022.1	548.3	336.7	244.5	14.0	—
Expected credit losses	(15.0)	(0.3)	(0.5)	(1.3)	(12.8)	(0.1)	—
	3,150.6	2,021.8	547.8	335.4	231.7	13.9	—
Expected credit loss rate	0.5%	—%	0.1%	0.4%	5.2%	0.7%	n/a
Other financial assets	514.1	413.2	33.8	14.4	6.4	17.2	29.1
	10,719.7	8,606.6	1,193.2	531.9	288.2	51.4	48.4

	Carrying amount at 31 December 2022	Not past due	Days past due
			0-30 days	31-90 days	91-180 days	181 days- 1 year	Greater than 1 year
2022	£m	£m	£m	£m	£m	£m	£m
Gross trade receivables	7,475.4	6,386.5	706.4	247.1	66.8	23.5	45.1
Expected credit losses	(71.5)	(1.6)	(5.8)	(6.6)	(6.6)	(13.3)	(37.6)
	7,403.9	6,384.9	700.6	240.5	60.2	10.2	7.5
Expected credit loss rate	1.0%	—%	0.8%	2.7%	9.9%	56.6%	83.4%
Gross accrued income	3,485.6	2,027.0	603.8	450.5	376.8	27.5	—
Expected credit losses	(17.3)	(0.1)	(0.2)	(0.1)	(16.9)	—	—
	3,468.3	2,026.9	603.6	450.4	359.9	27.5	—
Expected credit loss rate	0.5%	—%	—%	—%	4.5%	—%	n/a
Other financial assets	612.0	538.8	31.2	6.1	1.0	6.2	28.7
	11,484.2	8,950.6	1,335.4	697.0	421.1	43.9	36.2
Other financial assets are included in other debtors.

	2023	2022
Amounts to be realised after more than one year	£m	£m
Prepayments	2.0	3.9
Fair value of derivatives	32.3	0.6
Other debtors	174.9	214.1
	209.2	218.6
The Group has applied the practical expedient permitted by IFRS 15 to not disclose the transaction price allocated to performance obligations unsatisfied (or partially unsatisfied) as of the end of the reporting period as contracts typically have an original expected duration of a year or less.
Other debtors falling due after more than one year at 31 December 2023 includes £13.7 million in relation to pension plans in surplus (2022: £15.4 million).

	2023	2022
	£m	£m
Expected credit losses
At beginning of year	71.5	70.5
New acquisitions	0.6	—
Charged to the income statement	14.9	29.1
Released to the income statement	(22.2)	(8.4)
Exchange adjustments	(5.3)	5.1
Utilisations and other movements	(15.6)	(24.8)
At end of year	43.9	71.5

The expected credit loss is equivalent to 0.6% (2022: 1.0%, 2021: 1.1%) of gross trade accounts receivables.
Expected credit losses on unbilled costs and other debtors were immaterial for the years presented.
The Group considers that the carrying amount of trade and other receivables approximates their fair value.
Expected credit losses
Given the short-term nature of the Group’s trade receivables, unbilled costs, and accrued income, which are mainly due from large national or multinational companies, the Group's assessment of expected credit losses includes provisions for specific clients and receivables where the contractual cash flow is deemed at risk. Considerations include the current economic environment, and the level of credit insurance the Group has along with historical loss rates for each category of customers adjusted for forward-looking information. Additional provisions are made based on the assessment of recoverability of aged receivables over one year where sufficient evidence of recoverability is not evident.